Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Fair Value Measurements
Fair Value Measurements

3. Fair Value Measurements

Fair Value Measurements and Disclosures

The Company determines fair values in compliance with The Fair Value Measurements and Disclosures Topic of the ASC (the “Fair Value Topic”). The Fair Value Topic defines fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. The Fair Value Topic defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Fair Value Topic assumes that transactions upon which fair value measurements are based occur in the principal market for the asset or liability being measured. Further, fair value measurements made under the Fair Value Topic exclude transaction costs and are not the result of forced transactions.

The Fair Value Topic creates a fair value hierarchy that classifies fair value measurements based upon the inputs used in valuing the assets or liabilities that are the subject of fair value measurements. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs, as indicated below.

•                  Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities that the Company can access at the measurement date.

•                  Level 2 Inputs: Observable inputs other than Level 1 prices. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, prepayment speeds, default rates, credit risks, loss severities, etc.), and inputs that are derived from or corroborated by market data, among others.

•                  Level 3 Inputs: Unobservable inputs that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities. Level 3 inputs include pricing models and discounted cash flow techniques, among others.

Fair Value Option

The Company has elected to measure substantially all of PrimeLending’s mortgage loans held for sale and retained mortgage servicing rights (“MSR”) at fair value, under the provisions of the Fair Value Option. The Company elected to apply the provisions of the Fair Value Option to these items so that it would have the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. The Company determines the fair value of the financial instruments accounted for under the provisions of the Fair Value Option in compliance with the provisions of the Fair Value Topic of the ASC discussed above.

At June 30, 2014, the aggregate fair value of PrimeLending’s mortgage loans held for sale accounted for under the Fair Value Option was $1.41 billion, and the unpaid principal balance of those loans was $1.35 billion. At December 31, 2013, the aggregate fair value of PrimeLending’s mortgage loans held for sale accounted for under the Fair Value Option was $1.09 billion, and the unpaid principal balance of those loans was $1.07 billion. The interest component of fair value is reported as interest income on loans in the accompanying consolidated statements of operations.

The Company holds a number of financial instruments that are measured at fair value on a recurring basis, either by the application of the Fair Value Option or other authoritative pronouncements. The fair values of those instruments are determined primarily using Level 2 inputs. Those inputs include quotes from mortgage loan investors and derivatives dealers and data from independent pricing services.

The following tables present information regarding financial assets and liabilities measured at fair value on a recurring basis (in thousands).

	Level 1	Level 2	Level 3	Total
	Inputs	Inputs	Inputs	Fair Value
June 30, 2014
Trading securities	$35	$61,628	$—	$61,663
Available for sale securities	24,653	1,113,306	63,819	1,201,778
Loans held for sale	—	1,400,464	10,409	1,410,873
Derivative assets	—	35,454	—	35,454
Mortgage servicing rights asset	—	—	35,877	35,877
Trading liabilities	—	48	—	48
Derivative liabilities	—	13,847	6,300	20,147

	Level 1	Level 2	Level 3	Total
	Inputs	Inputs	Inputs	Fair Value
December 31, 2013
Trading securities	$33	$58,813	$—	$58,846
Available for sale securities	22,079	1,121,011	60,053	1,203,143
Loans held for sale	—	1,061,310	27,729	1,089,039
Derivative assets	—	23,564	—	23,564
Mortgage servicing rights asset	—	—	20,149	20,149
Trading liabilities	—	46	—	46
Derivative liabilities	—	139	5,600	5,739

The following tables include a roll forward for those financial instruments measured at fair value using Level 3 inputs (in thousands).

				Total Gains or Losses
				(Realized or Unrealized)
	Balance at				Included in Other
	Beginning of	Purchases/	Sales/	Included in	Comprehensive	Balance at
	Period	Additions	Reductions	Net Income	Income (Loss)	End of Period
Three months ended June 30, 2014
Available for sale securities	$64,098	$—	$—	$616	$(895)	$63,819
Loans held for sale	26,826	5,522	(24,009)	2,070	—	10,409
Mortgage servicing rights asset	29,939	7,376	—	(1,438)	—	35,877
Derivative liabilities	(5,950)	—	—	(350)	—	(6,300)
Total	$114,913	$12,898	$(24,009)	$898	$(895)	$103,805

Six months ended June 30, 2014
Available for sale securities	$60,053	$—	$—	$1,209	$2,557	$63,819
Loans held for sale	27,729	10,422	(29,603)	1,861	—	10,409
Mortgage servicing rights asset	20,149	14,808	—	920	—	35,877
Derivative liabilities	(5,600)	—	—	(700)	—	(6,300)
Total	$102,331	$25,230	$(29,603)	$3,290	$2,557	$103,805

Three months ended June 30, 2013
Available for sale securities	$58,801	$—	$—	$531	$(3,822)	$55,510
Mortgage servicing rights asset	4,430	2,180	—	501	—	7,111
Derivative liabilities	(4,714)	—	—	(225)	—	(4,939)
Total	$58,517	$2,180	$—	$807	$(3,822)	$57,682

Six months ended June 30, 2013
Available for sale securities	$56,277	$—	$—	$1,043	$(1,810)	$55,510
Mortgage servicing rights asset	2,080	4,305	—	726	—	7,111
Derivative liabilities	(4,490)	—	—	(449)	—	(4,939)
Total	$53,867	$4,305	$—	$1,320	$(1,810)	$57,682

All net realized and unrealized gains (losses) in the tables above are reflected in the accompanying consolidated financial statements. The unrealized gains (losses) relate to financial instruments still held at June 30, 2014. The available for sale securities noted in the table above reflect Hilltop’s note receivable and warrant to purchase common stock of SWS as discussed in Note 4 to the consolidated financial statements.

For Level 3 financial instruments measured at fair value on a recurring basis at June 30, 2014, the significant unobservable inputs used in the fair value measurements were as follows.

			Weighted
Financial instrument	Valuation Technique	Unobservable Input	Average / Range
Available for sale securities - note receivable	Discounted cash flow	Discount rate	8.3%

Available for sale securities - warrant	Binomial model	SWS common stock price volatility	24.0%

Loans held for sale	Discounted cash flow /	Projected price	86 - 90%
	Market comparable

Mortgage servicing rights asset	Discounted cash flow	Constant prepayment rate	10.32%
		Discount rate	11.11%

Derivative liabilities	Discounted cash flow	Discount rate	14 - 28%
		Time to receive full payment of cash flows	10.75 - 14.0 years

Hilltop’s note receivable is valued using a cash flow model that estimates yield based on comparable securities in the market. The interest rate used to discount cash flows is the most significant unobservable input. An increase or decrease in the discount rate would result in a corresponding decrease or increase, respectively, in the fair value measurement of the note receivable.

The warrant is valued utilizing a binomial model. The underlying SWS common stock price and its related volatility, an unobservable input, are the most significant inputs into the model, and, therefore, decreases or increases to the SWS common stock price would result in a significant change in the fair value measurement of the warrant.

The fair value of certain loans held for sale that are either non-standard (i.e. loans that cannot be sold through normal sale channels) or non-performing is measured using unobservable inputs. The fair value of such loans is generally based upon estimates of expected cash flows using unobservable inputs including listing prices of comparable assets, uncorroborated expert opinions, and/or management’s knowledge of underlying collateral.

The MSR asset is valued by projecting net servicing cash flows, which are then discounted to estimate the fair value. The fair value of the MSR asset is impacted by a variety of factors. Prepayment rates and discount rates, the most significant unobservable inputs, are discussed further in Note 7 to the consolidated financial statements.

Derivative liabilities in the tables above include a derivative option agreement (“Fee Award Option”) entered into by First Southwest and valued using discounted cash flows and probability of exercise.

The Company had no transfers between Levels 1 and 2 during the periods presented.

The following tables present the changes in fair value for instruments that are reported at fair value under the Fair Value Option (in thousands).

	Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
	Three Months Ended June 30, 2014			Three Months Ended June 30, 2013
		Other	Total		Other	Total
	Net	Noninterest	Changes in	Net	Noninterest	Changes in
	Gains (Losses)	Income	Fair Value	Gains (Losses)	Income	Fair Value
Loans held for sale	$35,651	$—	$35,651	$(36,203)	$—	$(36,203)
Mortgage servicing rights asset	(1,438)	—	(1,438)	501	—	501
Time deposits	—	—	—	—	4	4

	Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
	Six Months Ended June 30, 2014			Six Months Ended June 30, 2013
		Other	Total		Other	Total
	Net	Noninterest	Changes in	Net	Noninterest	Changes in
	Gains (Losses)	Income	Fair Value	Gains (Losses)	Income	Fair Value
Loans held for sale	$40,169	$—	$40,169	$(41,641)	$—	$(41,641)
Mortgage servicing asset	920	—	920	726	—	726
Time deposits	—	—	—	—	12	12

The Company also determines the fair value of certain assets and liabilities on a non-recurring basis. In addition, facts and circumstances may dictate a fair value measurement when there is evidence of impairment. Assets and liabilities measured on a non-recurring basis include the items discussed below.

Impaired Loans — The Company reports impaired loans based on the underlying fair value of the collateral through specific allowances within the allowance for loan losses. Purchased credit impaired (“PCI”) loans with a fair value of $172.9 million and $822.8 million were acquired by the Company upon completion of the PlainsCapital Merger and the FNB Transaction, respectively. Substantially all PCI loans acquired in the FNB Transaction are covered by FDIC loss-share agreements. The fair value of PCI loans was determined using Level 3 inputs, including estimates of expected cash flows that incorporated significant unobservable inputs regarding default rates, loss severity rates assuming default, prepayment speeds and estimated collateral values. At June 30, 2014, these inputs included estimated weighted average default rates, loss severity rates and prepayment speed assumptions of 51%, 45% and 0%, respectively, for those PCI loans acquired in the PlainsCapital Merger and 62%, 39% and 7%, respectively, for those PCI loans acquired in the FNB Transaction. The resulting weighted average expected loss on PCI loans associated with the PlainsCapital Merger and the FNB Transaction was 23% and 24%, respectively.

The Company obtains updated appraisals of the fair value of collateral securing impaired collateral dependent loans at least annually, in accordance with regulatory guidelines. The Company also reviews the fair value of such collateral on a quarterly basis. If the quarterly review indicates that the fair value of the collateral may have deteriorated, the Company will order an updated appraisal of the fair value of the collateral. Since the Company obtains updated appraisals when evidence of a decline in the fair value of collateral exists, it typically does not adjust appraised values.

Other Real Estate Owned — The Company reports OREO at fair value less estimated cost to sell. Any excess of recorded investment over fair value, less cost to sell, is charged against either the allowance for loan losses or the related PCI pool discount when property is initially transferred to OREO. Subsequent to the initial transfer to OREO, downward valuation adjustments are charged against earnings. The Company determines fair value primarily using independent appraisals of OREO properties. The resulting fair value measurements are classified as Level 2 or Level 3 inputs, depending upon the extent to which unobservable inputs determine the fair value measurement. The Company considers a number of factors in determining the extent to which specific fair value measurements utilize unobservable inputs, including, but not limited to, the inherent subjectivity in appraisals, the length of time elapsed since the receipt of independent market price or appraised value, and current market conditions. At June 30, 2014, the most significant unobservable input used in the determination of fair value of OREO was a discount to independent appraisals for estimated holding periods of OREO properties. Such discount was 1% per month for estimated holding periods of 6 to 24 months. Level 3 inputs were used to determine the fair value of a large group of smaller balance properties that were acquired in the FNB Transaction. In the FNB Transaction, the Bank acquired OREO of $135.2 million, all of which is covered by FDIC loss-share agreements. At June 30, 2014 and December 31, 2013, the estimated fair value of covered OREO was $142.2 million and $142.8 million, respectively, and the underlying fair value measurements utilize Level 2 and Level 3 inputs. The fair value of non-covered OREO at June 30, 2014 and December 31, 2013 was $4.4 million and $4.8 million, respectively, and is included in other assets within the consolidated balance sheets. During the reported periods, all fair value measurements for non-covered OREO utilized Level 2 inputs.

The following table presents information regarding certain assets and liabilities measured at fair value on a non-recurring basis for which a change in fair value has been recorded during reporting periods subsequent to initial recognition (in thousands).

					Total Gains (Losses) for the		Total Gains (Losses) for the
	Level 1	Level 2	Level 3	Total	Three Months Ended June 30,		Six Months Ended June 30,
	Inputs	Inputs	Inputs	Fair Value	2014	2013	2014	2013
June 30, 2014
Non-covered impaired loans	$—	$—	$29,993	$29,993	$(222)	$(228)	$(437)	$(659)
Covered impaired loans	—	—	133,325	133,325	(1,341)	—	(3,032)	—
Non-covered other real estate owned	—	—	—	—	(9)	(30)	(111)	(190)
Covered other real estate owned	—	18,186	34,126	52,312	(2,528)	—	(2,959)	—

The Fair Value of Financial Instruments Subsection of the ASC requires disclosure of the fair value of financial assets and liabilities, including the financial assets and liabilities previously discussed. The methods for determining estimated fair value for financial assets and liabilities is described in detail in Note 3 to the consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2013.

The following tables present the carrying values and estimated fair values of financial instruments not measured at fair value on either a recurring or non-recurring basis (in thousands).

		Estimated Fair Value
	Carrying	Level 1	Level 2	Level 3
	Amount	Inputs	Inputs	Inputs	Total
June 30, 2014
Financial assets:
Cash and cash equivalents	$688,785	$688,785	$—	$—	$688,785
Held to maturity securities	65,275	—	65,631	—	65,631
Non-covered loans, net	3,678,406	—	356,907	3,346,987	3,703,894
Covered loans, net	840,898	—	—	902,588	902,588
Broker-dealer and clearing organization receivables	190,764	—	190,764	—	190,764
FDIC indemnification asset	175,114	—	—	175,114	175,114
Other assets	63,843	—	42,383	21,460	63,843

Financial liabilities:
Deposits	6,155,310	—	6,160,913	—	6,160,913
Broker-dealer and clearing organization payables	227,891	—	227,891	—	227,891
Short-term borrowings	1,187,193	—	1,187,193	—	1,187,193
Debt	122,596	—	115,856	—	115,856
Other liabilities	2,834	—	2,834	—	2,834

		Estimated Fair Value
	Carrying	Level 1	Level 2	Level 3
	Amount	Inputs	Inputs	Inputs	Total
December 31, 2013
Financial assets:
Cash and cash equivalents	$746,023	$746,023	$—	$—	$746,023
Non-covered loans, net	3,481,405	—	281,712	3,119,319	3,401,031
Covered loans, net	1,005,308	—	—	997,371	997,371
Broker-dealer and clearing organization receivables	119,317	—	119,317	—	119,317
FDIC indemnification asset	188,291	—	—	188,291	188,291
Other assets	66,055	—	43,946	22,109	66,055

Financial liabilities:
Deposits	6,722,019	—	6,722,909	—	6,722,909
Broker-dealer and clearing organization payables	129,678	—	129,678	—	129,678
Short-term borrowings	342,087	—	342,087	—	342,087
Debt	123,339	—	114,671	—	114,671
Other liabilities	3,362	—	3,362	—	3,362

3. Fair Value Measurements

Fair Value Measurements and Disclosures

The Company determines fair values in compliance with The Fair Value Measurements and Disclosures Topic of the ASC (the “Fair Value Topic”). The Fair Value Topic defines fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. The Fair Value Topic defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Fair Value Topic assumes that transactions upon which fair value measurements are based occur in the principal market for the asset or liability being measured. Further, fair value measurements made under the Fair Value Topic exclude transaction costs and are not the result of forced transactions.

The Fair Value Topic creates a fair value hierarchy that classifies fair value measurements based upon the inputs used in valuing the assets or liabilities that are the subject of fair value measurements. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs, as indicated below.

•                  Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities that the Company can access at the measurement date.

•                  Level 2 Inputs: Observable inputs other than Level 1 prices. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, prepayment speeds, default rates, credit risks, loss severities, etc.), and inputs that are derived from or corroborated by market data, among others.

•                  Level 3 Inputs: Unobservable inputs that reflect an entity’s own assumptions about the assumptions that market participants would use in pricing the assets or liabilities. Level 3 inputs include pricing models and discounted cash flow techniques, among others.

Fair Value Option

The Company has elected to measure substantially all of PrimeLending’s mortgage loans held for sale at fair value and MSR, and certain time deposits at the Bank under the provisions of the Fair Value Option. The Company elected to apply the provisions of the Fair Value Option to these items so that it would have the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. The Company determines the fair value of the financial instruments accounted for under the provisions of the Fair Value Option in compliance with the provisions of the Fair Value Topic of the ASC discussed above.

At December 31, 2013, the aggregate fair value of PrimeLending’s mortgage loans held for sale accounted for under the Fair Value Option was $1.09 billion, and the unpaid principal balance of those loans was $1.07 billion. At December 31, 2012, the aggregate fair value of PrimeLending’s mortgage loans held for sale accounted for under the Fair Value Option was $1.40 billion, and the unpaid principal balance of those loans was $1.36 billion. The interest component of fair value is reported as interest income on loans in the accompanying consolidated statements of operations.

The Company holds a number of financial instruments that are measured at fair value on a recurring basis, either by the application of the Fair Value Option or other authoritative pronouncements. The fair values of those instruments are determined primarily using Level 2 inputs, as further described below. Those inputs include quotes from mortgage loan investors and derivatives dealers, data from independent pricing services and rates paid in the brokered certificate of deposit market.

Cash and Cash Equivalents — For cash and due from banks and federal funds sold, the carrying amount is a reasonable estimate of fair value.

Available For Sale Securities — Most securities available for sale are reported at fair value using Level 2 inputs. The Company obtains fair value measurements from independent pricing services. As the Company is responsible for the determination of fair value, control processes are designed to ensure that the fair values received from independent pricing services are reasonable and the valuation techniques and assumptions used appear reasonable and consistent with prevailing market conditions. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the financial instruments’ terms and conditions, among other things. For public common and preferred equity stocks, the determination of fair value uses Level 1 inputs based on observable market transactions. Regarding the note receivable and warrants, the determination of fair value uses Level 3 inputs such as internal or external fund manager valuations based on unobservable inputs including recent filings, operating results, balance sheet stability, growth and other business and market sector fundamentals.

Trading Securities — Trading securities are reported at fair value using either Level 1 or Level 2 inputs in the same manner as discussed previously for securities available for sale.

Loans Held for Sale — Mortgage loans held for sale are reported at fair value, as discussed above, using Level 2 inputs that consist of commitments on hand from investors or prevailing market prices. These instruments are held for relatively short periods, typically no more than 30 days. As a result, changes in instrument-specific credit risk are not a significant component of the change in fair value. Mortgage loans that are non-performing, including monitored loans, are reported at fair value using Level 3 inputs. These loans were previously valued using Level 2 inputs. However, refinements made during 2013 to the fair value inputs for these loans resulted in the use of significant unobservable inputs.

Deposits — As discussed previously, certain time deposits are reported at fair value by virtue of an election under the provisions of Fair Value Option. Fair values are determined using Level 2 inputs that consist of observable rates paid on instruments of the same tenor in the brokered certificate of deposit market.

Derivatives — Derivatives are reported at fair value using either Level 2 or Level 3 inputs. PlainsCapital uses dealer quotes to determine the fair value of interest rate swaps used to hedge time deposits. PrimeLending and FSC use dealer quotes to value forward purchase commitments and forward sale commitments, respectively, executed for both hedging and non-hedging purposes. PrimeLending also issues IRLCs to its customers and FSC issues forward purchase commitments to its clients that are valued based on the change in the fair value of the underlying mortgage loan from inception of the IRLC or purchase commitment to the balance sheet date, adjusted for projected loan closing rates. PrimeLending determines the value of the underlying mortgage loan as discussed in “Loans Held for Sale”, above. FSC determines the value of the underlying mortgage loan from prices of comparable securities used to value forward sale commitments. Additionally, First Southwest entered into a derivative option agreement (“Fee Award Option”).

Mortgage servicing asset — The mortgage servicing asset is reported at fair value using Level 3 inputs. Fair value is determined by projecting net servicing cash flows, which are then discounted to estimate the fair value. The fair value of the mortgage servicing asset is impacted by a variety of factors, including prepayment assumptions, discount rates, delinquency rates, contractually specified servicing fees, servicing costs and underlying portfolio characteristics.

The following tables present information regarding financial assets and liabilities measured at fair value on a recurring basis (in thousands).

	Level 1	Level 2	Level 3	Total
December 31, 2013	Inputs	Inputs	Inputs	Fair Value
Cash and cash equivalents	$746,023	$—	$—	$746,023
Trading securities	33	58,813	—	58,846
Available for sale securities	22,079	1,121,011	60,053	1,203,143
Loans held for sale	—	1,061,310	27,729	1,089,039
Derivative assets	—	23,564	—	23,564
Mortgage servicing asset	—	—	20,149	20,149
Trading liabilities	—	46	—	46
Derivative liabilities	—	139	5,600	5,739

	Level 1	Level 2	Level 3	Total
December 31, 2012	Inputs	Inputs	Inputs	Fair Value
Cash and cash equivalents	$726,460	$—	$—	726,460
Trading securities	—	90,113	—	90,113
Available for sale securities	20,428	914,248	56,277	990,953
Loans held for sale	—	1,400,737	—	1,400,737
Derivative assets	—	15,697	—	15,697
Mortgage servicing asset	—	—	2,080	2,080
Time deposits	—	1,073	—	1,073
Trading liabilities	—	3,164	—	3,164
Derivative liabilities	—	1,080	4,490	5,570

The following table includes a rollforward for those financial instruments measured at fair value using Level 3 inputs (in thousands).

					Total Gains or Losses
					(Realized or Unrealized)
	Balance at					Included in Other
	Beginning of			Transfers into	Included in	Comprehensive	Balance at
	Period	Purchases	Sales	Level 3	Net Income (Loss)	Income (Loss)	End of Period
Year ended December 31, 2013
Available for sale securities	$56,277	$—	$—	$—	$2,166	$1,610	$60,053
Loans held for sale	—	—	—	27,729	—	—	27,729
Mortgage servicing asset	2,080	13,886	—	—	4,183	—	20,149
Derivative liabilities	(4,490)	—	—	—	(1,110)	—	(5,600)
Total	$53,867	$13,886	$—	$27,729	$5,239	$1,610	$102,331

Year ended December 31, 2012
Available for sale securities	$60,377	$—	$—	$—	$1,867	$(5,967)	$56,277
Mortgage servicing asset	—	1,890	—	—	190	—	2,080
Derivative liabilities	—	(4,455)	—	—	(35)	—	(4,490)
Total	$60,377	$(2,565)	$—	$—	$2,022	$(5,967)	$53,867

Year ended December 31, 2011
Available for sale securities	$—	$50,000	$—	$—	$709	$9,668	$60,377
Total	$—	$50,000	$—	$—	$709	$9,668	$60,377

All net unrealized gains (losses) in the table above are reflected in the accompanying consolidated financial statements. The unrealized gains (losses) relate to financial instruments still held at December 31, 2013. The available for sale securities noted in the table above reflect Hilltop’s note receivable and warrant to purchase common stock of SWS Group, Inc. (“SWS”) as discussed in Note 4 to the consolidated financial statements.

Hilltop’s note receivable is valued using a cash flow model that estimates yield based on comparable securities in the market. The interest rate used to discount cash flows is the most significant unobservable input. An increase or decrease in the discount rate would result in a corresponding decrease or increase, respectively, in the fair value measurement of the note receivable.

The warrant is valued utilizing a binomial model. The underlying SWS common stock price and its related volatility, an unobservable input, are the most significant inputs into the model, and, therefore, decreases or increases to the SWS common stock price would result in a significant change in the fair value measurement of the warrant.

Loans held for sale, including monitored mortgage loans, are valued using commitments on hand from investors or prevailing market prices.

The mortgage servicing asset is valued by projecting net servicing cash flows, which are then discounted to estimate the fair value. The fair value of the mortgage servicing asset is impacted by a variety of factors, including prepayment assumptions, discount rates, delinquency rates, contractually specified servicing fees, servicing costs and underlying portfolio characteristics.

Derivative liabilities in the tables above include a Fee Award Option valued using discounted cash flows and probability of exercise.

The Company had no transfers between Levels 1 and 2 during the periods presented.

The following table presents the changes in fair value for instruments that are reported at fair value under the Fair Value Option (in thousands).

	Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
	Year Ended December 31, 2013			Year Ended December 31, 2012
	Net Gains	Other	Total	Net Gains	Other	Total
	(Losses) from	Noninterest	Changes in	(Losses) from	Noninterest	Changes in
	Sale of Loans	Income	Fair Value	Sale of Loans	Income	Fair Value
Loans held for sale	$(19,353)	$—	$(19,353)	$(3,297)	$—	$(3,297)
Mortgage servicing asset	18,069	—	18,069	190	—	190
Time deposits	—	12	12	—	7	7

The Company also determines the fair value of certain assets and liabilities on a non-recurring basis. In particular, the fair value of all of the assets and liabilities purchased in the PlainsCapital Merger was determined at the acquisition date, while fair value of all assets acquired and liabilities assumed in the FNB Transaction was determined at the Bank Closing Date. In addition, facts and circumstances may dictate a fair value measurement when there is evidence of impairment. Assets and liabilities measured on a non-recurring basis include the items discussed below.

Impaired Loans — The Company reports impaired loans based on the underlying fair value of the collateral through specific allowances within the allowance for loan losses. The Company acquired PCI loans with a fair value of $172.9 million and $822.8 million upon completion of the PlainsCapital Merger and the FNB Transaction, respectively. Substantially all PCI loans acquired in the FNB Transaction are covered by FDIC loss-share agreements. The fair value of PCI loans was determined using Level 3 inputs, including estimates of expected cash flows that incorporated assumptions regarding default rates, loss severity rates assuming default, prepayment speeds and estimated collateral values. At December 31, 2013, non-covered PCI loans with a carrying amount of $100.4 million had been reduced by specific allowances within the allowance for non-covered loan losses of $3.1 million, resulting in a reported value of $97.3 million that approximates fair value. At December 31, 2013, covered PCI loans with a carrying amount of $729.2 million had been reduced by specific allowances within the allowance for covered loan losses of $0.9 million, resulting in a reported value of $728.3 million.

Other Real Estate Owned — The Company reports OREO at fair value less estimated cost to sell. Any excess of recorded investment over fair value, less cost to sell, is charged against the allowance for loan losses when property is initially transferred to OREO. Subsequent to the initial transfer to OREO, downward valuation adjustments are charged against earnings. The Company determines fair value primarily using independent appraisals of OREO properties. The resulting fair value measurements are classified as Level 2 or Level 3 inputs, depending upon the extent to which unobservable inputs determine the fair value measurement. The Company considers a number of factors in determining the extent to which specific fair value measurements utilize unobservable inputs, including, but not limited to, the inherent subjectivity in appraisals, the length of time elapsed since the receipt of independent market price or appraised value, and current market conditions. In the FNB Transaction, the Bank acquired OREO of $135.2 million, all of which is covered by an FDIC loss-share agreement. At December 31, 2013, the estimated fair value of covered OREO was $142.8 million, and the underlying fair value measurements utilize Level 3 inputs. The fair value of non-covered OREO at December 31, 2013 and 2012 was $4.8 million and $11.1 million, respectively, and is included in other assets within the consolidated balance sheets. During the reported periods, all fair value measurements for non-covered OREO utilized Level 2 inputs.

The Fair Value of Financial Instruments Subsection of the ASC requires disclosure of the fair value of financial assets and liabilities, including the financial assets and liabilities previously discussed. The methods for determining estimated fair value for financial assets and liabilities measured at fair value on a recurring or non-recurring basis are discussed above. For other financial assets and liabilities, the Company utilizes quoted market prices, if available, to estimate the fair value of financial instruments. Because no quoted market prices exist for a significant portion of the Company’s financial instruments, the fair value of such instruments has been derived based on management’s assumptions with respect to future economic conditions, the amount and timing of future cash flows, and estimated discount rates. Different assumptions could significantly affect these estimates. Accordingly, the estimates provided herein do not necessarily indicate amounts which could be realized in a current transaction. Further, as it is management’s intent to hold a significant portion of its financial instruments to maturity, it is not probable that the fair values shown below will be realized in a current transaction.

Because of the wide range of permissible valuation techniques and the numerous estimates which must be made, it may be difficult to make reasonable comparisons of the Company’s fair value information to that of other financial institutions. The aggregate estimated fair value amount should in no way be construed as representative of the underlying value of Hilltop and its subsidiaries. The following methods and assumptions are typically used in estimating the fair value disclosures for financial instruments:

Loans — The fair value of non-covered and covered loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Broker-Dealer and Clearing Organization Receivables — The carrying amount approximates their fair value.

FDIC Indemnification Asset — The fair value of the FDIC Indemnification Asset is based on Level 3 inputs, including the discounted value of expected future cash flows under the loss-share agreements. The discount rate contemplates the credit worthiness of the FDIC as counterparty to this asset, and considers an incremental discount rate risk premium reflective of the inherent uncertainty associated with the timing of the cash flows.

Deposit Liabilities — The estimated fair value of demand deposits, savings accounts and NOW accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities. The carrying amount for variable-rate certificates of deposit approximates their fair values.

Broker-Dealer and Clearing Organization Payables — The carrying amount approximates their fair value.

Short-Term Borrowings — The carrying amounts of federal funds purchased, borrowings under repurchase agreements and other short-term borrowings approximate their fair values.

Debt — The fair values are estimated using discounted cash flow analysis based on current incremental borrowing rates for similar types of borrowing arrangements.

The following table presents the carrying values and estimated fair values of financial instruments (in thousands).

		Estimated Fair Value
	Carrying	Level 1	Level 2	Level 3
December 31, 2013	Amount	Inputs	Inputs	Inputs	Total
Financial assets:
Non-covered loans, net	$3,481,405	$—	$281,712	$3,119,319	$3,401,031
Covered loans, net	1,005,308	—	—	997,371	997,371
Broker-dealer and clearing organization receivables	119,317	—	119,317	—	119,317
FDIC indemnification asset	188,291	—	—	188,291	188,291
Other assets	66,055	—	43,946	22,109	66,055

Financial liabilities:
Deposits	6,722,019	—	6,722,909	—	6,722,909
Broker-dealer and clearing organization payables	129,678	—	129,678	—	129,678
Short-term borrowings	342,087	—	342,087	—	342,087
Debt	123,339	—	114,671	—	114,671
Other liabilities	3,362	—	3,362	—	3,362

		Estimated Fair Value
	Carrying	Level 1	Level 2	Level 3
December 31, 2012	Amount	Inputs	Inputs	Inputs	Total
Financial assets:
Non-covered loans, net	$3,148,987	$—	$—	$3,148,987	$3,148,987
Broker-dealer and clearing organization receivables	145,564	—	145,564	—	145,564
Other assets	59,094	—	59,094	—	59,094

Financial liabilities:
Deposits	4,700,461	—	4,698,848	—	4,698,848
Broker-dealer and clearing organization payables	187,990	—	187,990	—	187,990
Short-term borrowings	728,250	—	728,250	—	728,250
Debt	208,551	—	217,092	—	217,092
Other liabilities	4,400	—	4,400	—	4,400

The deferred income amounts arising from unrecognized financial instruments are not significant. These financial instruments also have contractual interest rates at or above current market rates. Therefore, no fair value disclosure is provided for these items.